Non-life and Life and Health Reserves - Reconciliation of claims development to liability (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total outstanding liability for unpaid claims	$ 8,458,625
Net liability at end of year	9,021,777	$ 8,718,692	$ 8,875,477	$ 9,531,457
Reinsurance recoverable on unpaid claims	688,680	266,742	189,234	214,349
Gross liability at end of year	9,710,457	$ 8,985,434	$ 9,064,711	$ 9,745,806
Non Life
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total outstanding liability for unpaid claims	8,458,625
Other liabilities	563,152
Non Life | Property
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total outstanding liability for unpaid claims	1,437,273
Reinsurance recoverable on unpaid claims	453,656
Non Life | Casualty
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total outstanding liability for unpaid claims	4,545,970
Reinsurance recoverable on unpaid claims	40,920
Non Life | Specialty
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total outstanding liability for unpaid claims	2,475,382
Reinsurance recoverable on unpaid claims	$ 194,105